Cover	Dec. 16, 2024
Document Information Line Items
Entity Registrant Name	Battery Future Acquisition Corp.
Entity Central Index Key	0001880441
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 16, 2024
Entity Ex Transition Period	false
Entity File Number	001-41158
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1618517
Entity Address Address Line 1	8 The Green
Entity Address Address Line 2	#18195
Entity Address City Or Town	Dover
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19901
City Area Code	929
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	465-9707
One Class A Ordinary Share [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	BFQUF
Class A Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BFACF
Redeemable Warrants [Member]
Document Information Line Items
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	BFQWF